Income Taxes (Composition of income (loss) from continuing operations before income taxes (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Income from continuing operations before income taxes: Israel	$ 20,430	$ 20,783	$ 18,746
Income from continuing operations before income taxes: Non-Israeli	2,969	1,990	2,015
Income from continuing operations before incomes taxes	23,399	22,773	20,761
Income tax expense from continuing operations, Current: Israel			(306)
Income tax expense from continuing operations, Current: Non-Israeli	670	424	635
Current Income tax expense from continuing operations, Total	670	424	329
Deferred tax expense (benefit) from continuing operations: Israel	943	1,351	1,867
Deferred tax expense (benefit) from continuing operations: Non-Israeli	8	175	(166)
Deferred tax expense (benefit) from continuing operations, Total	951	1,526	1,701
Actual income tax expense (benefit)	$ 1,621	$ 1,950	$ 2,030